Expected credit loss measurement - Credit loss (expense) / release (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	$ 148	$ (694)	$ (78)
Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	29	(88)	(20)
Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	86	(257)	(21)
Asset Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(1)	(2)	0
Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	34	(305)	(30)
Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	0	(42)	(7)
Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	123	(266)	22
Positions that are not credit impaired | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	28	(48)	3
Positions that are not credit impaired | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	62	(129)	23
Positions that are not credit impaired | Asset Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	0	0	0
Positions that are not credit impaired | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	34	(88)	(4)
Positions that are not credit impaired | Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	0	0	0
Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	25	(429)	(100)
Credit-impaired positions | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	1	(40)	(23)
Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	24	(128)	(44)
Credit-impaired positions | Asset Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(1)	(2)	0
Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	0	(217)	(26)
Credit-impaired positions | Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	0	(42)	(7)
UBS AG
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	148	(695)	(78)
UBS AG | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	29	(88)	(20)
UBS AG | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	86	(257)	(21)
UBS AG | Asset Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(1)	(2)	0
UBS AG | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	34	(305)	(30)
UBS AG | Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	0	(42)	(7)
UBS AG | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	123	(266)	22
UBS AG | Positions that are not credit impaired | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	28	(48)	3
UBS AG | Positions that are not credit impaired | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	62	(129)	23
UBS AG | Positions that are not credit impaired | Asset Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	0	0	0
UBS AG | Positions that are not credit impaired | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	34	(88)	(4)
UBS AG | Positions that are not credit impaired | Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	0	0	0
UBS AG | Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	25	(429)	(100)
UBS AG | Credit-impaired positions | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	1	(40)	(23)
UBS AG | Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	24	(128)	(44)
UBS AG | Credit-impaired positions | Asset Management
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	(1)	(2)	0
UBS AG | Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	0	(217)	(26)
UBS AG | Credit-impaired positions | Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss (expense) / release	$ 0	$ (42)	$ (7)